CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit before tax		£ 5,960	£ 5,625		£ 3,888
Adjustments for:
Change in operating assets		(4,472)
Change in operating liabilities		(8,673)
Non-cash and other items		(2,892)
Tax paid		(1,030)
Net cash (used in) provided by operating activities		(11,107)
Cash flows from investing activities
Purchase of financial assets		(12,657)
Proceeds from sale and maturity of financial assets		26,806
Purchase of fixed assets		(3,514)
Proceeds from sale of fixed assets		1,334
Acquisition of businesses, net of cash acquired		(49)
Disposal of businesses, net of cash disposed		1
Net cash provided by (used in) investing activities		11,921
Cash flows from financing activities
Dividends paid to ordinary shareholders		(2,240)
Distributions on other equity instruments		(433)
Dividends paid to non-controlling interests		(61)
Interest paid on subordinated liabilities		(1,268)
Proceeds from issue of subordinated liabilities	[1]	1,729
Proceeds from issue of other equity instruments		1,131
Proceeds from issue of ordinary shares		102
Share buyback		(1,005)
Repayment of subordinated liabilities		(2,256)
Net cash used in financing activities		(4,301)
Effects of exchange rate changes on cash and cash equivalents		3
Change in cash and cash equivalents		(3,484)
Cash and cash equivalents at beginning of year	[2]	58,708
Cash and cash equivalents at end of year		55,224	58,708	[2]
Previously stated [member]
Profit before tax			5,625		3,888
Adjustments for:
Change in operating assets			(15,492)		(12,218)
Change in operating liabilities			(4,282)		(2,659)
Non-cash and other items			11,982		13,885
Tax paid			(1,028)		(822)
Net cash (used in) provided by operating activities			(3,195)		2,074
Cash flows from investing activities
Purchase of financial assets			(7,862)		(4,930)
Proceeds from sale and maturity of financial assets			18,675		6,335
Purchase of fixed assets			(3,655)		(3,760)
Proceeds from sale of fixed assets			1,444		1,684
Acquisition of businesses, net of cash acquired			(1,923)		(20)
Disposal of businesses, net of cash disposed			129		5
Net cash provided by (used in) investing activities			6,808		(686)
Cash flows from financing activities
Dividends paid to ordinary shareholders			(2,284)		(2,014)
Distributions on other equity instruments			(415)		(412)
Dividends paid to non-controlling interests			(51)		(29)
Interest paid on subordinated liabilities			(1,275)		(1,687)
Proceeds from issue of subordinated liabilities					1,061
Proceeds from issue of ordinary shares			14
Repayment of subordinated liabilities			(1,008)		(7,885)
Changes in non-controlling interests					(8)
Net cash used in financing activities			(5,019)		(10,974)
Effects of exchange rate changes on cash and cash equivalents					21
Change in cash and cash equivalents			(1,406)		(9,565)
Cash and cash equivalents at beginning of year		60,982	62,388		71,953
Cash and cash equivalents at end of year			60,982		£ 62,388
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Cash flows from financing activities
Cash and cash equivalents at beginning of year	[3]	£ (2,274)
Cash and cash equivalents at end of year	[3]		£ (2,274)

[1]	The repurchases and redemptions resulted in cash outflows of 2,256 million (2017: 1,008 million).
[2]	Adjusted for IFRS 9
[3]	See note 1.